Shareholder Report, Holdings (Details) - Fidelity Multi-Asset Index Fund	Feb. 28, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.00%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.00%
AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.00%
AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%